INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
7- INTANGIBLE ASSETS

Intangible assets, net, consisted of the following:

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

For the years ended December 31, 2020 and 2019, amortization of intangible assets expense was $4,096 and $0, respectively.

At December 31, 2020, the expected future amortization of intangible assets expense was:

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912